Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past Due Financial Assets Modified to Debtors (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 16,495	¥ 24,963
30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	2,142
90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	46	62
Consumer borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	45	173
Consumer borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	1
Consumer borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	6	17
Consumer borrowers | Real estate loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Real estate loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Consumer borrowers | Real estate loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	6
Consumer borrowers | Other | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	45	173
Consumer borrowers | Other | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	1
Consumer borrowers | Other | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	17
Corporate borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	16,348	23,857
Corporate borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	2,141
Corporate borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	40	45
Corporate borrowers | Non-recourse Loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Non-recourse Loans | Current | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		2,141
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		2,141
Corporate borrowers | Non-recourse Loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Other than non-recourse loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	16,348	23,857
Corporate borrowers | Other than non-recourse loans | Current | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	262	1,243
Corporate borrowers | Other than non-recourse loans | Current | Real estate companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		1,701
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	540	623
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	15,546	20,290
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Real estate companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	40	45
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	27	29
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Real estate companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	13	16
Loans to Equity Method Investees | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		933
Loans to Equity Method Investees | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Loans to Equity Method Investees | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 0
Net investment in leases | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	102
Net investment in leases | Current | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	102
Net investment in leases | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Net investment in leases | 30-89 days past-due | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Net investment in leases | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Net investment in leases | 90 days or more past-due | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0